Income Taxes - Schedule of Deferred Tax and Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Taxes - Schedule Of Deferred Tax And Assets And Liabilities Details 10-k
Net operating loss carry forward	$ 7,662,000	$ 4,396,000
Definite-lived intangibles	394,000	142,000
Non-qualified stock-based compensation	347,000	293,000
Property, plant and equipment	22,000
Accounts receivable allowance	4,000	9,000
Accrued expenses	998,000	72,000
Gross deferred tax assets	9,427,000	4,912,000
Amortization of indefinite-lived intangible	(8,000)	(4,000)
Property, plant and equipment		(28,000)
Gross deferred tax liabilities	(8,000)	(32,000)
Net deferred tax assets before valuation allowance	9,419,000	4,880,000
Less: valuation allowance	(9,419,000)	(4,880,000)
Total net deferred tax asset (liability)